Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented information
Schedule of geographical areas of property, plant and equipment and intangible assets
As at December 31	2023	2022
Canada	$175	$392
United States	8,364	9,642
Barbados	4,239	4,954
	$12,778	$14,988

Summary of Operating segments
For the year ended December 31, 2023	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$12,118	$9,576	$21,694
Cost of goods sold	(3,959)	(3,746)	(7,705)
Operating expenses	(19,903)	(4,940)	(14,843)
Finance income, net	11	54	65
Foreign exchange loss	(108)	-	(108)
Loss before income taxes	$(1,841)	$944	$(897)
For the year ended December 31, 2022	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$15,282	$7,783	$23,065
Cost of goods sold	(4,606)	(2,384)	(6,990)
Operating expenses	(10,603)	(4,279)	(14,882)
Other income	346	-	346
Finance income (expense), net	(219)	13	(206)
Foreign exchange gain	52	-	52
Profit before income taxes	$252	$1,133	$1,385